Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 97.3%
	Communications – 1.4%
18,389	GrubHub, Inc. *	$1,277,484
	Consumer Discretionary – 16.0%
1,769	Amazon.com, Inc. *	3,150,147
5,757	Cintas Corp.	1,163,547
48,511	Comcast Corp. - Class A	1,939,470
4,890	Domino's Pizza, Inc.	1,262,109
18,428	Hasbro, Inc.	1,566,749
27,959	Healthcare Services Group, Inc.	922,367
4,381	O'Reilly Automotive, Inc. *	1,701,142
36,742	TJX Cos., Inc.	1,955,042
15,651	VF Corp.	1,360,228
		15,020,801
	Consumer Staples – 4.7%
12,428	Estee Lauder Cos., Inc. - Class A	2,057,455
12,519	Lamb Weston Holdings, Inc.	938,174
9,260	McCormick & Co., Inc.	1,394,834
		4,390,463
	Energy – 2.5%
11,306	Concho Resources, Inc.	1,254,514
63,083	Marathon Oil Corp.	1,054,117
		2,308,631
	Financials – 14.9%
10,802	Aon PLC [1]	1,843,901
41,684	Ares Management Corp. - Class A	967,486
6,778	Berkshire Hathaway, Inc. - Class B *	1,361,633
11,936	First Republic Bank	1,199,091
24,043	JPMorgan Chase & Co.	2,433,873
14,706	Reinsurance Group of America, Inc.	2,087,958
17,533	Visa, Inc. - Class A	2,738,479
31,396	Zions Bancorp NA.	1,425,692
		14,058,113
	Health Care – 20.4%
25,937	Baxter International, Inc.	2,108,937
7,121	Bio-Techne Corp.	1,413,875
36,718	Catalent, Inc. *	1,490,384
15,208	Danaher Corp.	2,007,760
6,337	ICU Medical, Inc. *	1,516,634
9,734	Johnson & Johnson	1,360,716
1,732	Mettler-Toledo International, Inc. *	1,252,236
19,200	Novartis A.G. - ADR [1]	1,845,888
7,513	Thermo Fisher Scientific, Inc.	2,056,458
8,827	UnitedHealth Group, Inc.	2,182,564

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
19,712	Zoetis, Inc.	$1,984,407
		19,219,859
	Industrials – 7.4%
2,502	Boeing Co.	954,313
12,324	Honeywell International, Inc.	1,958,530
8,468	Raytheon Co.	1,541,854
30,670	Resideo Technologies, Inc. *	591,624
5,640	Roper Technologies, Inc.	1,928,711
		6,975,032
	Materials – 6.1%
17,023	Avery Dennison Corp.	1,923,599
24,424	FMC Corp.	1,876,252
18,565	Ingevity Corp. *	1,960,649
		5,760,500
	Technology – 23.9%
7,653	Adobe Systems, Inc. *	2,039,448
2,308	Alphabet, Inc. - Class C *	2,708,000
11,869	Amphenol Corp. - Class A	1,120,908
9,860	Apple, Inc.	1,872,907
40,066	FLIR Systems, Inc.	1,906,340
17,601	Guidewire Software, Inc. *	1,710,113
34,086	IHS Markit Ltd. * 1	1,853,597
95,605	Marvell Technology Group Ltd. [1]	1,901,584
24,966	Microchip Technology, Inc.	2,071,179
31,150	Microsoft Corp.	3,673,831
7,557	S&P Global, Inc.	1,591,126
		22,449,033
	Total Common Stocks (Cost $72,666,094)	91,459,916

Principal Amount
	Short-Term Investments – 3.0%
$2,781,937	UMB Money Market Fiduciary, 0.25%[2]	2,781,937
	Total Short-Term Investments (Cost $2,781,937)	2,781,937

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Value
Total Investments – 100.3% (Cost $75,448,031)	$94,241,853
Liabilities in Excess of Other Assets – (0.3)%	(240,655)
Total Net Assets – 100.0%	$94,001,198

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 91.4%
	Consumer Discretionary – 8.8%
7,095	Allegiant Travel Co.	$918,590
152,561	Chico's FAS, Inc.	651,435
12,163	Children's Place, Inc.	1,183,217
11,738	Foot Locker, Inc.	711,323
11,553	Gentherm, Inc. *	425,844
14,911	Huron Consulting Group, Inc. *	704,097
38,689	Jack in the Box, Inc.	3,136,130
10,951	Papa John's International, Inc.	579,855
189,559	Quanex Building Products Corp.	3,012,092
82,094	Red Lion Hotels Corp. *	663,320
		11,985,903
	Consumer Staples – 7.4%
15,335	Core-Mark Holding Co., Inc.	569,389
54,457	Flowers Foods, Inc.	1,161,023
213,245	Hain Celestial Group, Inc. *	4,930,224
36,292	Pilgrim's Pride Corp. *	808,949
39,296	TreeHouse Foods, Inc. *	2,536,557
		10,006,142
	Energy – 2.7%
66,800	C&J Energy Services, Inc. *	1,036,736
44,947	Callon Petroleum Co. *	339,350
31,243	PDC Energy, Inc. *	1,270,965
33,580	World Fuel Services Corp.	970,126
		3,617,177
	Financials – 23.3%
45,430	Chimera Investment Corp. - REIT	851,358
28,580	Columbia Property Trust, Inc. - REIT	643,336
28,826	Community Bank System, Inc.	1,722,930
35,296	Enterprise Financial Services Corp.	1,439,018
216,044	Equity Commonwealth - REIT	7,062,478
50,408	First Busey Corp.	1,229,955
55,311	Healthcare Trust of America, Inc. - Class A - REIT	1,581,341
40,267	IBERIABANK Corp.	2,887,547
34,398	Lakeland Financial Corp.	1,555,478
62,926	National Bank Holdings Corp. - Class A	2,092,919
100,407	Physicians Realty Trust - REIT	1,888,656
20,987	Renasant Corp.	710,410
53,900	Seacoast Banking Corp. of Florida *	1,420,265
25,371	Tier REIT, Inc. - REIT	727,133
110,437	Umpqua Holdings Corp.	1,822,210
84,880	United Community Banks, Inc.	2,116,058

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Financials (Continued)
46,285	WesBanco, Inc.	$1,839,829
		31,590,921
	Health Care – 9.1%
91,732	AngioDynamics, Inc. *	2,096,994
64,106	Chembio Diagnostics, Inc. *	355,788
96,061	Hanger, Inc. *	1,829,962
25,527	Magellan Health, Inc. *	1,682,740
25,345	MEDNAX, Inc. *	688,624
24,387	Natus Medical, Inc. *	618,942
68,181	Orthofix Medical, Inc. *	3,846,090
35,029	Premier, Inc. - Class A *	1,208,150
		12,327,290
	Industrials – 7.7%
16,062	Astec Industries, Inc.	606,501
54,197	AZZ, Inc.	2,218,283
25,240	Columbus McKinnon Corp.	866,994
17,862	EnerSys, Inc.	1,163,888
8,469	FTI Consulting, Inc. *	650,588
219,503	Great Lakes Dredge & Dock Corp. *	1,955,772
6,075	ITT, Inc.	352,350
55,237	Spartan Motors, Inc.	487,743
63,462	SPX Corp. *	2,207,843
		10,509,962
	Materials – 8.8%
14,908	Berry Global Group, Inc. *	803,094
69,613	Coeur Mining, Inc. *	284,021
201,612	Innophos Holdings, Inc.	6,076,586
130,199	PH Glatfelter Co.	1,838,410
97,955	Silgan Holdings, Inc.	2,902,406
		11,904,517
	Technology – 14.9%
67,607	Conduent, Inc. *	935,005
36,404	CSG Systems International, Inc.	1,539,889
126,330	FireEye, Inc. *	2,121,081
40,044	FLIR Systems, Inc.	1,905,294
67,049	KeyW Holding Corp. *	577,962
246,144	NCR Corp. *	6,717,270
48,886	Nuance Communications, Inc. *	827,640
36,303	Photronics, Inc. *	343,063
94,129	Progress Software Corp.	4,176,504
234,156	Seachange International, Inc. *	311,427

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Technology (Continued)
57,623	Sierra Wireless, Inc. * 1	$712,797
		20,167,932
	Utilities – 8.7%
14,190	ALLETE, Inc.	1,166,844
23,254	American States Water Co.	1,658,010
27,006	California Water Service Group	1,465,886
25,432	Connecticut Water Service, Inc.	1,745,907
36,388	New Jersey Resources Corp.	1,811,758
47,548	PNM Resources, Inc.	2,250,922
32,578	Portland General Electric Co.	1,688,844
		11,788,171
	Total Common Stocks (Cost $118,262,826)	123,898,015

Principal Amount
	Short-Term Investments – 9.1%
$12,309,673	UMB Money Market Fiduciary, 0.25%[2]	12,309,673
	Total Short-Term Investments (Cost $12,309,673)	12,309,673
	Total Investments – 100.5% (Cost $130,572,499)	136,207,688
	Liabilities in Excess of Other Assets – (0.5)%	(705,381)
	Total Net Assets – 100.0%	$135,502,307

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 – Organization

Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation. The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At March 31, 2019, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Fund	Small Cap Value Fund
Cost of investments	$75,474,607	$130,834,754

Gross unrealized appreciation	$20,604,133	$12,978,079
Gross unrealized depreciation	(1,836,887)	(7,605,145)
Net unrealized appreciation on investments	$18,767,246	$5,372,934

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2019, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$91,459,916	$-	$-	$91,459,916
Short-Term Investments	2,781,937	-	-	2,781,937
Total Investments	$94,241,853	$-	$-	$94,241,853

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$123,898,015	$-	$-	$123,898,015
Short-Term Investments	12,309,673	-	-	12,309,673
Total Investments	$136,207,688	$-	$-	$136,207,688

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 5 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ Schedule of Investments.

On April 8, 2019, the Board of Trustees of Investment Managers Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of each Fund referred to below (each an “Acquired Fund”), each a series of the Trust, into a corresponding newly organized series (each an “Acquiring Fund”) of Segall Bryant & Hamill Trust (“SBHT”), also listed below. The reorganization of each Acquired Fund is subject to approval by its shareholders.

Acquired Fund	Acquiring Fund
Segall Bryant & Hamill All Cap Fund	Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill Emerging Markets Fund
Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Small Cap Fund
Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Fund

The Trust will call a shareholder meeting at which shareholders of each Acquired Fund will be asked to consider and vote on the Plan with respect to their Acquired Fund. If the reorganization of an Acquired Fund is approved by its respective shareholders, the reorganization of that Acquired Fund is expected to take effect in the third quarter of 2019.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds Schedule of Investments.